Restatement of previously issued financial statements	3 Months Ended
Mar. 31, 2019
Restatement of previously issued financial statements [Abstract]
Restatement of issued financial statement [Text Block]
2.	Restatement of previously issued financial statements

Pursuant to Accounting Standards Codification 360-10,
Property, plant, and equipment
, if a subtotal for income from operations is included in a statement of operations, gains or losses on the sale of long-lived assets that are not discontinued operations should be included in income from operations.

The Company identified an error in the classification of the net gains and losses on disposal of vessels in the Company’s consolidated statement of operations for the quarterly period ended March 31, 2019. The Company is restating its consolidated statement of operations for the quarterly period ended March 31, 2019 (the “Financial Statements”) to remove the subtotal for (loss)/profit from operations. Such removal does not result in any change in net loss for the three months ended March 31, 2019, nor in the other primary financial statements of the Company for any period presented. There was no effect on the Company’s previously reported consolidated balance sheets as at March 31, 2019, or consolidated statements of cashflows or changes in equity for the three months ended March 31, 2019.